Consolidated Statements of Changes in Shareholders’ Equity - USD ($)	Ordinary shares	Additional paid-in capital	Ordinary shares subscribed	Statutory surplus reserves	Retained earnings	Accumulated other comprehensive income (loss)	Non- controlling interests	Total
Balance at Dec. 31, 2019	$ 9,288	$ 8,100,225	$ 344,739	$ 13,308,334	$ 39,449,962	$ (1,554,228)		$ 59,658,320
Balance (in Shares) at Dec. 31, 2019	18,575,000
Share issuance	$ 712	1,616,259						1,616,971
Share issuance (in Shares)	1,425,000
Ordinary shares subscribed			(344,739)					(344,739)
Net income					19,045,255			19,045,255
Appropriation of statutory reserve				1,870,133	(1,870,133)
Currency translation adjustment						4,759,973		4,759,973
Balance at Dec. 31, 2020	$ 10,000	9,716,484		15,178,467	56,625,084	3,205,745		84,735,780
Balance (in Shares) at Dec. 31, 2020	20,000,000
Net income					20,949,579			20,949,579
Currency translation adjustment						2,083,243		2,083,243
Balance at Dec. 31, 2021	$ 10,000	9,716,484		15,178,467	77,574,663	5,288,988		107,768,602
Balance (in Shares) at Dec. 31, 2021	20,000,000
Ordinary shares subscribed	$ 1,970	33,250,522						33,252,492
Ordinary shares subscribed (in Shares)	3,940,000
Shareholders’ contribution							635,310	635,310
Net income					6,242,969		(65,265)	6,177,704
Appropriation of statutory reserve				487,393	(487,393)
Currency translation adjustment						(9,141,126)	(13,902)	(9,155,028)
Balance at Dec. 31, 2022	$ 11,970	$ 42,967,006		$ 15,665,860	$ 83,330,239	$ (3,852,138)	$ 556,143	$ 138,679,080
Balance (in Shares) at Dec. 31, 2022	23,940,000